Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
37.	Related party transactions

a)	Names of related parties and relationship

Name	Relationship
Ad Hu Tung Co., Ltd. (“Ad Hu”)	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”)	Other related parties
Yasuyoshi Yanagisawa	Director of MG
Yi Chuan	Director of the Company
Tzu-Wei Chung	Director of the Company
Yu-Ling Yang	Other related parties

b)	Significant related party transactions

(a)	Service costs

	Year ended December 31,
	2022	2023	2024

Ad Hu	$499,197	$322,906	$406,433
AccuHit	75,402	42,370	8,171
	$574,599	$365,276	$414,604

Service costs are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are the same as third parties.

(b)	Payables to related parties:

	December 31, 2023	December 31, 2024
Accounts payable:
Ad Hu	$-	$576
AccuHit	3,730	346
	$3,730	$922

The payables to related parties arise mainly from purchase of labor services and are due 1 to 2 months after the date of purchase. The payables bear no interest.

(c)	Guarantee

The Group’s key management personnel Tzu-Wei Chung provided guarantees for the Group’s short-term and long-term bank loans. As of December 31, 2023 and 2024, details of loans are described in Note 16.

(d)	Loans from related parties

Outstanding balance:

	December 31, 2023	December 31, 2024

Yi Chuan	$400,000	$400,000
Yasuyoshi Yanagisawa	176,816	-
Tzu-Wei Chung	-	304,971
Yu-Ling Yang	-	91,491
	$576,816	$796,462

Interest expense and other payables –interest payable:

	December 31, 2023	December 31, 2024

Yi Chuan	$10,193	$42,193
Yasuyoshi Yanagisawa	2,228	-
Tzu-Wei Chung	-	728
Yu-Ling Yang	-	1,887
	$12,421	$44,808

The loans from related parties carry interest at 3.119%~8%.

(e)	Key management personnel compensation

	Year ended December 31,
	2022	2023	2024

Salaries and other short-term employee benefits	$66,334	$707,931	$1,339,870
Post-employment benefits	3,618	8,300	25,375
	$69,952	$716,231	$1,365,245